UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-10123

              The North Country Funds

(Exact name of registrant as specified in charter)

              250 Glen Street, Glens Falls, NY                         12801

(Address of principal executive offices)               (Zip code)

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         631-470-2600

Date of fiscal year end:  11/30

Date of reporting period: 8/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2005 (Unaudited)

Principal		Market	Principal		Market
Amount		Value	Amount		Value

CORPORATE BONDS- 66.31%			Computers- 1.76%
Aerospace/Defense- 0.35%			$ 1,000,000	International Business
$ 200,000	McDonnell Douglas Corp.,			Machines Corp.,
	6.875%, due 11/1/06	$ 205,516		5.375%, due 2/1/09	$ 1,036,561

Banks- 10.99%			Diversified Financial Services- 9.80%
1,000,000	Bank of America Corp.,		500,000	American General Finance,
	4.375%, due 12/1/10	996,692		4.00%, due 3/15/11	486,386
800,000	Chase Manhattan Corp.,		500,000	Caterpillar Financial Services,
	6.00%, due 2/15/09	840,222		5.60%, due 3/15/06	502,657
2,500,000	Fifth Third Bank		1,000,000	CIT Group, Inc.,
	4.20%, due 2/23/10	2,488,748		4.125%, due 11/3/09	987,698
	J.P. Morgan Chase & Co.,			Ford Motor Credit Corp.
275,000	6.50%, due 1/15/09	293,403	300,000	3.35%, due 6/20/06	293,375
1,000,000	3.50%, due 3/15/09	972,783	300,000	4.15%, due 6/20/07	286,336
350,000	Nationsbank Corp.,		1,000,000	General Electric Capital
	6.60%, due 5/15/10	381,336		Corp.,
500,000	Wells Fargo & Co.,			4.25%, due 6/15/12	981,702
	3.125%, due 4/1/09	481,383	1,000,000	General Motors
		6,454,567		Acceptance Corp.,
Beverages- 0.95%				4.50%, due 7/15/06	993,046
	Pepsico, Inc.,			Household Finance Corp.,
300,000	3.20%, due 5/15/07	295,590	500,000	7.875%, due 3/1/07	526,050
250,000	5.70%, due 11/1/08	262,157	500,000	3.90%, due 10/15/08	485,792
		557,747	200,000	6.375%, due 10/15/11	217,845
Building Materials- 0.90%					5,760,887
500,000	Vulcan Materials,		Electric Utilities- 3.93%
	6.00%, due 4/1/09	528,988	500,000	Alabama Power Co.,
				3.125%, due 5/1/08	485,840
Business Services- 2.93%			500,000	Jersey Central
	First Data Corp.,			Power & Lighting,
250,000	3.375%, due 8/1/08	243,781		6.85%, due 11/27/06	514,336
1,500,000	3.90% due 10/1/09	1,477,537		National Rural Utilities,
		1,721,318	500,000	3.25%, due 10/1/07	489,371
Chemicals- 0.85%			500,000	6.20%, due 2/1/08	522,210
500,000	Du Pont (EI) de		300,000	Virginia Electric & Power,
	Nemours & Co.			4.50%, due 12/15/10	299,229
	4.125%, due 4/30/10	499,035			2,310,986

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2005 (Unaudited)

Principal		Market	Principal		Market
Amount		Value	Amount		Value

Foods- 4.42%			Pharmaceuticals- 0.82%
$ 250,000	General Mills, Inc.,		$ 500,000	Eli Lilly & Co.,
	2.625%, due 10/24/06	$ 244,506		2.90%, due 3/15/08	$ 483,468
	Kellogg Co.,
175,000	4.875%, due 10/15/05	175,181	Recreational Activities- 0.89%
2,000,000	2.875%, due 6/1/08	1,922,860	500,000	Carnival Corp.,
250,000	Kraft Foods, Inc.,			6.15%, due 4/15/08	521,528
	5.25%, due 6/1/07	253,936
		2,596,483	Restaurants- 0.71%
Insurance- 0.17%			400,000	McDonald's Corp.,
100,000	John Hancock Life Insurance,			5.95%, due 1/15/08	415,380
	3.35%, due 11/15/07	98,145
			Retail- 1.21%
Investment Services- 19.44%			195,000	CVS Corp.,
	Bear Stearns Co., Inc.,			5.625%, due 3/15/06	196,271
500,000	7.80%, due 8/15/07	532,840	500,000	Target Corp.,
800,000	2.875%, due 7/2/08	769,696		5.40%, due 10/1/08	516,775
300,000	3.90%, due 11/15/08	291,024			713,046
500,000	3.25%, due 3/25/09	481,706	Telecommunications- 4.45%
300,000	4.50%, due 10/28/10	299,575	565,000	Ameritech Capital
	Goldman Sachs Group, Inc.,			Funding Corp.,
1,300,000	3.875%, due 1/15/09	1,278,243		6.15%, due 1/15/08	586,981
300,000	6.65%, due 5/15/09	322,048	500,000	Bellsouth Corp.,
500,000	5.125%, due 1/15/05	507,818		4.20%, due 9/15/09	496,088
	Lehman Brothers Holdings, Inc.,		500,000	GTE Northwest, Inc.,
1,000,000	3.60%, due 3/13/09	973,682		5.55%, due 10/15/08	512,654
1,000,000	3.95%, due 11/10/09	981,660	500,000	GTE South, Inc.,
	Merrill Lynch & Co., Inc.,			6.00%, due 2/15/08	515,929
166,000	6.25%, due 10/15/08	175,368	500,000	Southwestern Bell
2,000,000	5.00%, due 1/15/09	2,026,178		Telephone Co,
300,000	6.00%, due 2/17/09	315,153		6.60%, due 11/15/05	502,406
	Morgan Stanley,				2,614,058
500,000	3.875%, due 1/15/09	492,205	TOTAL CORPORATE BONDS
2,000,000	4.75%, due 4/1/14	1,972,728	(Cost $38,908,130)		38,957,480
		11,419,924
Multimedia- 1.74%
1,000,000	Gannet Co., Inc.,
	5.50%, due 4/1/07	1,019,843

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2005 (Unaudited)

Principal		Market	Principal		Market
Amount		Value	Amount		Value

TAXABLE MUNICIPAL BONDS- 2.49%			Government Agencies- 28.52% (continued)
$ 500,000	Illinois State Taxable Pension			Federal Home Loan
	General Obligation,			Mortgage Corp.,
	2.80%, due 6/1/09	$ 474,845	$ 2,000,000	4.375%, due 7/30/09	$ 1,988,684
250,000	Kansas State Development		1,000,000	4.00%, due 9/22/09	986,281
	Authority Revenue Bond			Federal National Mortgage
	Public Employee Retirement			Association,
	Systems, FSA,		2,000,000	4.00%, due 8/22/06	2,000,668
	4.40%, due 9/1/09	251,633	500,000	3.60%, due 3/3/09	491,910
250,000	New Jersey State Turnpike		1,000,000	3.125%, due 3/16/09	967,119
	Authority Revenue		1,000,000	4.02%, due 4/20/09	997,101
	Bond Series B, MBIA,				16,751,378
	3.14%, due 1/1/09	241,708	Mortgage Backed Securities- 0.31%
500,000	New York State			Federal Home Loan Bank,
	Environmental Clean Water		119,350	5.00%, due 8/1/07	120,430
	Taxable Revenue Bond,		26,127	6.50%, due 11/1/08	26,819
	3.66%, due 7/15/08	494,105	26,857	Federal National Mortgage
				Association,
TOTAL TAXABLE				6.50%, due 11/1/08	27,534
MUNICIPAL BONDS			4,176	Government National
(Cost $1,508,073)		1,462,291		Mortgage Association,
				11.00%, due 11/15/05	4,628
U.S. GOVERNMENT & AGENCY					179,411
OBLIGATIONS- 28.83%			TOTAL U.S. GOVERNMENT &
Government Agencies- 28.52%			AGENCY OBLIGATIONS
	Federal Farm Credit Bank,		(Cost $17,003,961)		16,930,789
1,500,000	4.30%, due 6/9/09	1,488,999
	Federal Home Loan Bank,
1,000,000	3.75%, due 5/25/07	994,490
2,000,000	4.375%, due 5/16/08	1,996,584
550,000	5.315%, due 12/23/08	570,955
800,000	4.00%, due 5/15/09	795,977
1,000,000	3.50%, due 11/3/09	973,908
500,000	4.125%, due 8/13/10	497,272
2,000,000	5.25%, due 7/28/15	2,001,430

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2005 (Unaudited)

		Market			Market
Shares		Value			Value

MONEY MARKET FUNDS- 1.64%			TOTAL INVESTMENTS
$ 491,561	BlackRock Provident		(Cost $58,382,360)	99.27%	$ 58,312,756
	Institutional Temp Fund	$ 491,561	Other assets
470,635	Milestone Treasury		less liabilities	0.73%	431,550
	Obligation Portfolio-
	Institutional Class	470,635	TOTAL NET ASSETS	100.00%	$ 58,744,306

TOTAL MONEY MARKET FUNDS			FSA- Financial Security Assurance
(Cost $962,196)		962,196	MBIA- Municipal Bond Insurance Association

At August 31, 2005, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:
		Aggregate gross unrealized appreciation for all investments
		for which there was an excess of value over cost			$ 491,302
		Aggregate gross unrealized depreciation for all investments
		for which there was an excess of cost over value			(560,906)
		Net unrealized appreciation			$ (69,604)

The aggregate cost of securities for federal income tax purposes at August 31, 2005 is the same as for book purposes.

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price. NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP). Investments for which no sales are reported are valued at its last bid price. Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value as determined by the Trust's Fair Value Committee (the "Committee") in accordance with the
Trust's "Portfolio Securities Valuation Procedures (the "Procedures"). Pursuant to the Procedures, the Committee will consider, among other things, the following factors to determine a security's fair value:
(i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available;
and (iii) possible valuation methodologies that could be used to determine the fair value of the security. There were no securities or other assets valued at fair value by the Trust as of February 28, 2005.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the adviser believes such prices accurately reflect the fair market value of the security. The ability of issuers of debt securities held by the
Funds to meet their obligations may be affected by economic or political developments in a specific country or region.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined represents fair value.

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2005 (Unaudited)

		Market			Market
Shares		Value	Shares		Value

COMMON STOCKS- 96.48%
Aerospace / Defense- 2.17%			Consumer Products- 5.05%
32,000	Lockheed Martin Corp.	$ 1,991,680	33,000	Avon Products, Inc.	$ 1,083,060
			30,000	Colgate-Palmolive Co.	1,575,000
Banks- 6.75%			8,000	Kimberly-Clark Corp.	498,560
22,000	Bank of America Corp.	946,660	26,500	Procter & Gamble Co.	1,470,220
34,500	Citigroup, Inc.	1,510,065			4,626,840
32,800	Fifth Third Bancorp	1,358,248	Cruise Lines- 1.62%
36,000	MBNA Corp.	907,200	30,000	Carnival Corp.	1,480,200
24,500	Wells Fargo & Co.	1,460,690
		6,182,863	Diversified Financial Services- 4.54%
Beverages- 1.90%			40,000	American Express Co.	2,209,600
31,800	Pepsico, Inc.	1,744,230	17,500	Goldman Sachs Group, Inc.	1,945,650
					4,155,250
Broadcasting/Cable TV- 0.72%			E-Commerce- 1.06%
19,500	Viacom, Inc.- Cl. B	662,805	24,000	eBay, Inc.*	971,760

Business Services- 3.07%			Electric Utilities- 2.38%
30,000	First Data Corp.	1,246,500	15,000	Dominion Resources, Inc.	1,147,200
46,000	Paychex, Inc.	1,569,980	12,000	FPL Group, Inc.	517,080
		2,816,480	15,000	Southern Co.	516,000
Chemicals- 1.51%					2,180,280
12,000	Du Pont (EI)		Food- 0.97%
	de Nemours & Co.	474,840	19,300	General Mills, Inc.	890,116
27,500	Ecolab, Inc.	907,500
		1,382,340	Industrial Gases- 1.27%
Computer/Network Products- 4.30%			24,000	Praxair, Inc	1,159,200
67,000	Cisco Systems, Inc.*	1,180,540
39,000	Dell, Inc.*	1,388,400	Insurance- 4.28%
17,000	International Business		28,500	Hartford Financial Services
	Machines Corp.	1,370,540		Group, Inc.	2,081,925
		3,939,480	36,000	Radian Group, Inc.	1,842,480
Conglomerates- 8.41%					3,924,405
26,000	Dover Corp.	1,058,200	Investment Services- 1.72%
60,000	General Electric Co.	2,016,600	27,500	Merrill Lynch & Co., Inc.	1,571,900
22,500	ITT Industries, Inc.	2,455,200
43,400	United Technologies Corp.	2,170,000	Medical- Drugs- 9.45%
		7,700,000	33,000	Abbott Laboratories	1,489,290
			23,000	Amgen, Inc.*	1,837,700
Consulting- 1.17%			23,000	Eli Lilly & Co.	1,265,460
44,000	Accenture Ltd.*	1,073,600	20,000	Johnson & Johnson	1,267,800
			48,500	Pfizer, Inc.	1,235,295
			48,000	Teva Pharmaceutical
				Industries Ltd- ADR	1,557,120
					8,652,665

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
August 31, 2005 (Unaudited)

		Market			Market
Shares		Value	Shares		Value

Medical Equipment & Supplies- 3.30%			Software & Programming- 2.27%
25,000	Dentsply International, Inc.	$ 1,324,250	50,000	Microsoft Corp.	$ 1,370,000
19,000	Medtronic, Inc.	1,083,000	34,000	Symantec Corp.*	713,320
7,500	Zimmer Holdings, Inc.*	616,275			2,083,320
		3,023,525	Telecommunications- 2.07%
Motorcycles- 1.01%			45,000	Nokia Corp.- ADR	709,650
18,800	Harley-Davidson, Inc.	926,088	43,500	Vodafone Group Plc- ADR	1,185,375
					1,895,025
Oil & Gas Producers- 5.14%
58,000	EnCana Corp.	2,853,020	TOTAL COMMON STOCKS
31,000	Exxon Mobil Corp.	1,856,900	(Cost $76,761,637)		88,374,286
		4,709,920
Oil & Gas Services- 5.84%			MONEY MARKET FUNDS- 3.41%
31,000	Apache Corp.	2,220,220	1,573,749	BlackRock Provident
14,500	BP Plc - ADR	991,510		Institutional Temp Fund	1,573,749
30,000	Noble Corp.	2,139,000	1,545,023	Milestone Treasury
		5,350,730		Obligation Portfolio-
Retail- 10.39%				Institutional Class	1,545,023
30,000	Best Buy Co., Inc.	1,429,800	TOTAL MONEY MARKET FUNDS
13,000	Costco Wholesale Corp.	564,720	(Cost $3,118,772)		3,118,772
19,000	Lowe's Companies, Inc.	1,221,890
43,500	Staples, Inc.	1,482,300	TOTAL INVESTMENTS
67,500	Sysco Corp.	1,452,030	(Cost $79,880,409)	99.89%	91,493,058
28,500	Target Corp.	1,531,875	Other assets
39,500	Walgreen Co.	1,830,035	less liabilities	0.11%	100,586
		9,512,650
Scientific & Technical			TOTAL NET ASSETS	100.00%	$ 91,593,644
Instruments- 1.49%
25,400	Danaher Corp.	1,360,424	* Non-income producing security
			ADR - American Depository Receipt
Semiconductors- 2.63%
102,000	Flextronics
	International Ltd.*	1,332,120
28,500	Intel Corp.	733,020
9,000	Linear Technology Corp.	341,370
		2,406,510

At August 31, 2005, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
		Aggregate gross unrealized appreciation for all investments
		for which there was an excess of value over cost			$ 14,660,492
		Aggregate gross unrealized depreciation for all investments
		for which there was an excess of cost over value			(3,047,843)
		Net unrealized appreciation			$ 11,612,649

The aggregate cost of securities for federal income tax purposes at August 31, 2005 is the same as for book purposes.

Item 2. Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The North Country Funds

By (Signature and Title)

       /s/ Michael J. Wagner

       Michael J. Wagner, President

Date    10/25/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/ Michael J. Wagner

        Michael J. Wagner, President

Date   10/25/2005

By (Signature and Title)

        /s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date   10/25/2005